UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SMITH BARNEY TRUST II

     SMITH BARNEY SMALL
CAP GROWTH OPPORTUNITIES FUND

 FORM N-Q
JANUARY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 91.0%
CONSUMER DISCRETIONARY - 13.7%
Hotels, Restaurants & Leisure - 2.5%
7,130	CBRL Group, Inc.	$293,114
2,500	Ctrip.com International Ltd., ADR (a)	102,998
500	ELong Inc., ADR (a)	7,470
8,931	Station Casinos, Inc.	549,257
15,800	The Steak 'n Shake Co. (a)	311,418

		1,264,257

Leisure Equipment & Products - 1.4%
22,980	Marvel Enterprises, Inc. (a)	410,423
9,500	SCP Pool Corp.	282,340

		692,763

Media - 3.7%
13,420	Citadel Broadcasting Co. (a)	188,014
6,700	DreamWorks Animation SKG, Inc. (a)	236,711
21,200	R.H. Donnelley Corp. (a)	1,255,040
18,672	UnitedGlobalCom, Inc., Class A shares (a)	182,425

		1,862,190

Specialty Retail - 5.2%
11,900	AnnTaylor Stores Corp. (a)	255,731
11,900	Cabela's Inc., Class A shares (a)	252,875
26,500	The Gymboree Corp. (a)	341,320
16,700	Linens 'n Things, Inc. (a)	432,530
8,500	The Men's Wearhouse, Inc. (a)	282,795
10,950	Regis Corp.	436,905
11,410	The Sports Authority, Inc. (a)	289,472
12,600	West Marine, Inc. (a)	297,486

		2,589,114

Textiles & Apparel - 0.9%
9,740	Reebok International Ltd.	433,722

	TOTAL CONSUMER DISCRETIONARY	6,842,046

CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.3%
5,700	The Pantry, Inc. (a)	163,875

Food Products - 0.6%
13,920	Hain Celestial Group Inc. (a)	280,070

Personal Products - 0.7%
14,200	Nu Skin Enterprises, Inc. D80 Class A shares	331,996

	TOTAL CONSUMER STAPLES	775,941

ENERGY - 3.8%
Energy Equipment & Services - 1.5%
2,500	CARBO Ceramics Inc.	179,125
20,430	Key Energy Services, Inc. (a)	253,536
8,100	Superior Energy Services, Inc. (a)	128,952
8,000	Veritas DGC Inc. (a)	199,920

		761,533

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 2.3%
4,900	Edge Petroleum Corp. (a)	$70,903
5,680	Forest Oil Corp. (a)	191,359
18,630	Plains Exploration & Production Co. (a)	536,171
3,300	W&T Offshore, Inc. (a)	60,060
8,100	Whiting Petroleum Corp. (a)	282,852

		1,141,345

	TOTAL ENERGY	1,902,878

FINANCIALS - 10.2%
Banks - 4.1%
3,200	TD Banknorth, Inc.	114,752
1,400	City National Corp.	97,706
11,340	Cullen/Frost Bankers, Inc.	532,526
5,160	Downey Financial Corp.	329,208
8,040	East-West Bancorp, Inc.	313,078
3,531	UCBH Holdings, Inc.	155,611
10,200	Westamerica Bancorp.	529,584

		2,072,465

Diversified Financials - 1.0%
5,005	Affiliated Managers Group, Inc. (a)	317,367
3,230	Investors Financial Services Corp.	162,824

		480,191

Insurance - 2.3%
3,240	Aspen Insurance Holdings Ltd.	83,624
9,600	IPC Holdings, Ltd.	405,216
3,600	PartnerRe Ltd.	228,132
3,562	Platinum Underwriters Holdings, Ltd.	105,186
21,500	Universal American Financial Corp. (a)	327,660

		1,149,818

Real Estate - 2.8%
3,712	Alexandria Real Estate Equities, Inc.	247,071
19,020	American Financial Realty Trust	286,251
6,660	Ashford Hospitality Trust	66,866
3,500	BioMed Realty Trust, Inc.	69,825
846	CenterPoint Properties Trust	35,913
5,784	Cousins Properties, Inc.	175,197
4,300	Gramercy Capital Corp.	92,235
8,597	PS Business Parks, Inc.	362,793
3,546	United Dominion Realty Trust, Inc.	78,792

		1,414,943

	TOTAL FINANCIALS	5,117,417

HEALTHCARE - 19.0%
Biotechnology - 7.2%
4,100	Arena Pharmaceuticals, Inc. (a)	24,641
8,600	Dyax Corp. (a)	48,676
10,600	Human Genome Sciences, Inc. (a)	126,670
27,600	InterMune, Inc. (a)	314,916
8,900	Nektar Therapeutics (a)	149,965
39,080	NPS Pharmaceuticals, Inc. (a)	644,820
69,000	Transkaryotic Therapies, Inc. (a)	1,654,620
8,600	United Therapeutics Corp. (a)	366,962
24,300	ViaCell, Inc. (a)	266,814

		3,598,084

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

HealthCare Equipment & Supplies - 6.0%
22,538	Advanced Medical Optics, Inc. (a)	$962,147
10,920	Cytyc Corp. (a)	273,546
41,690	DJ Orthopedics Inc. (a)	1,006,814
28,100	Kyphon Inc. (a)	771,907

		3,014,414

HealthCare Providers & Services - 4.5%
500	AmSurg Corp. (a)	13,205
18,800	Apria Healthcare Group Inc. (a)	616,640
20,800	LifePoint Hospitals, Inc. (a)	786,240
10,800	PacifiCare Health Systems, Inc. (a)	664,524
5,400	WellCare Health Plans Inc. (a)	190,080

		2,270,689

Pharmaceuticals - 1.3%
7,200	Andrx Corp. (a)	157,248
9,800	Impax Laboratories, Inc. (a)	168,021
30,956	Ista Pharmaceuticals Inc. (a)	314,823

		640,092

	TOTAL HEALTHCARE	9,523,279

INDUSTRIALS - 4.2%
Construction & Engineering - 1.6%
15,250	Chicago Bridge & Iron Company N.V., NY Shares	576,450
16,600	KFx Inc. (a)	230,906

		807,356

Machinery - 0.6%
14,400	Stewart & Stevenson Services, Inc.	294,336

Trading Companies & Distributors - 2.0%
29,740	MSC Industrial Direct Co. - Class A shares	1,029,599

	TOTAL INDUSTRIALS	2,131,291

INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 7.9%
357,660	ADC Telecommunications, Inc. (a)	919,186
101,320	Arris Group Inc. (a)	627,171
10,868	Avocent Corp. (a)	396,791
18,700	Foundry Networks, Inc. (a)	192,236
5,500	InPhonic, Inc. (a)	138,325
55,300	Oplink Communications, Inc. (a)	83,503
17,600	Polycom, Inc. (a)	304,128
61,100	Sonus Networks, Inc. (a)	374,543
50,883	Tekelec (a)	928,615

		3,964,498

Computers & Peripherals - 4.5%
64,870	ActivCard Corp. (a)	518,960
49,260	Adaptec, Inc. (a)	295,560
57,800	Electronics for Imaging, Inc. (a)	982,600
39,200	Novatel Wireless, Inc. (a)	468,440

		2,265,560

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments - 0.8%
5,790	Benchmark Electronics, Inc. (a)	$185,106
18,325	Plexus Corp. (a)	211,104

		396,210

Internet Software & Services - 5.7%
43,570	Digitas Inc. (a)	454,871
10,000	JAMDAT Mobile Inc. (a)	219,300
28,530	RADWARE Ltd. (a)	695,847
39,100	Retek Inc. (a)	245,548
18,300	SINA Corp. (a)	484,950
21,900	Sohu.com Inc. (a)	343,611
68,600	webMethods, Inc. (a)	394,450

		2,838,577

IT Consulting & Services - 2.9%
31,700	CSG Systems International, Inc. (a)	574,404
34,500	Ness Technologies Inc. (a)	457,470
13,580	ProQuest Co. (a)	428,042

		1,459,916

Semiconductor Equipment & Products - 2.6%
13,700	ChipMOS TECHNOLOGIES LTD. (a)	69,185
88,600	RF Micro Devices, Inc. (a)	484,642
449,000	Zarlink Semiconductor Inc. (a)	767,790

		1,321,617

Software - 5.3%
30,990	Borland Software Corp. (a)	265,894
5,700	Hyperion Solutions Corp. (a)	273,828
33,600	Informatica Corp. (a)	260,064
30,100	NetIQ Corp. (a)	353,976
56,400	SkillSoft PLC (a)	291,588
57,237	TIBCO Software Inc. (a)	629,035
27,900	The9 Limited (a)	580,292

		2,654,677

	TOTAL INFORMATION TECHNOLOGY	14,901,055

MATERIALS - 3.9%
Chemicals - 2.1%
6,300	Cytec Industries Inc.	321,300
100	Georgia Gulf Corp.	5,114
8,510	Minerals Technologies Inc.	531,705
3,810	The Valspar Corp.	186,690

		1,044,809

Metals & Mining - 1.8%
13,270	Apex Silver Mines Ltd. (a)	214,443
18,930	Compass Minerals International, Inc.	415,892
13,100	Foundation Coal Holdings, Inc. (a)	287,545

		917,880

	TOTAL MATERIALS	1,962,689

TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.8%
75,970	Cincinnati Bell Inc. (a)	322,873
32,100	Citizens Communications Co.	433,029
3,400	Commonwealth Telephone Enterprises, Inc. (a)	162,656

		918,558

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Wireless Telecommunication Services - 3.1%
7,300	Crown Castle International Corp. (a)	$119,720
30,200	Linktone Ltd., ADR (a)	237,372
9,400	Nextel Partners, Inc. - Class A shares (a)	186,966
14,910	Spectrasite, Inc. (a)	873,726
23,600	US Unwired Inc. (a)	118,000

		1,535,784

	TOTAL TELECOMMUNICATION SERVICES	2,454,342

	TOTAL COMMON STOCK (Cost - $42,508,140)	45,610,938

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT - 8.7%
$4,372,000	Bank of America Corp., dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $ 4,372,304;
	(Fully collateralized by various U.S. government agencies obligations, 0.000% thru 7.000% due
	2/1/05 thru 1/15/14; Market value - $4,459,441) (Cost - $4,372,000)	4,372,000

	TOTAL INVESTMENTS - 99.7% (Cost - $46,880,140*)	49,982,938
	Other Assets in Excess of Liabilities - 0.3%	153,247

	TOTAL NET ASSETS - 100.0%	$50,136,185

(a) Non-income producing security
* Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR-American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act 1940, as amended, as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is pricipally traded, but before the Fund calulates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,460,620
Gross unrealized depreciation	(2,357,822)

Net unrealized appreciation	$3,102,798

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 30, 2005